Financial Instruments and Financial Risk Management - Narrative (Details) $ in Thousands	3 Months Ended	6 Months Ended
	Mar. 31, 2025 USD ($) CAD ($)	Dec. 31, 2024 USD ($)
Financial Instruments and Financial Risk Management
Transfers out of Level 1 into Level 2 of fair value hierarchy, assets held at end of reporting period	$ 0	$ 0
Transfers out of Level 2 into Level 1 of fair value hierarchy, assets held at end of reporting period	0	0
Transfers into Level 3 of fair value hierarchy, assets	0	0
Transfers out of Level 3 of fair value hierarchy, assets	0	0
Working capital	$ 31,300	27,500
USD
Financial Instruments and Financial Risk Management
Conversion rate	1.43528
Reasonably possible change in Canadian dollar relative to US dollar	10.00%
Change in comprehensive loss	$ 1,100	$ 800